Non-current financial assets - Schedule of Changes in Non-current Financial Assets (Details) € in Thousands	6 Months Ended
Jun. 30, 2025 EUR (€)
Security deposits paid
Non-current financial assets at beginning of period	€ 406
Non-current financial assets at end of period	409
Security deposits paid
Security deposits paid
Non-current financial assets at beginning of period	406
Additions	3
Decreases	0
Reclassification	0
Currency translation adjustments	(1)
Non-current financial assets at end of period	€ 409